November 1, 2004

Securities and Exchange Commission
450 Fifth Street N.W., Mail Stop 5-6
Washington, DC.  20549-1004

ATTN: Mark Cowan
Document Control - EDGAR

RE:             AXP Variable Portfolio - Income Series, Inc.
                   AXP Variable Portfolio - Core Bond Fund
                   AXP Variable Portfolio - Diversified Bond Fund
                   AXP Variable Portfolio - Global Bond Fund
                   AXP Variable Portfolio - High Yield Bond Fund
                   AXP Variable Portfolio - Income Opportunities Fund
                   AXP Variable Portfolio - Inflation Protected Securities Fund AXP Variable Portfolio - Short Duration U.S. Government Fund
         Post-Effective Amendment No. 52
         File No. 2-73113/811-3219

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on October 27, 2004.

If you have any questions regarding this filing, please contact either me at 612-671-4321 or Boba Selimovic at 612-671-7449.

Sincerely,




/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation